Revenues (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
Revenues [Abstract]
Contract Receivable, Due in Next Twelve Months		$ 162,852
Revenue, Net	$ 64,740	61,164
Operating Leases, Income Statement, Lease Revenue	29,776
Deferred revenue	843		$ 1,438
Contract Receivable, Due in Year Two		216,604
Contract Receivable, Due in Year Three		216,733
Contract Receivable, Due in Year Four		216,183
Contract Receivable, Due in Year Five		134,727
Contract Receivable, Due after Year Five		481,423
Contract Receivable		1,428,522
Transportation And Terminaling Segment [Member]
Revenue, Net	57,671	55,626
Storage Segment [Member]
Revenue, Net	7,069	5,538
Terminaling Service [Member] | Transportation And Terminaling Segment [Member]
Revenue, Net	27,051	30,678
Pipeline Service [Member] | Transportation And Terminaling Segment [Member]
Revenue, Net	18,489	15,898
Other Services [Member] | Transportation And Terminaling Segment [Member]
Revenue, Net	12,131	9,050
Other Services [Member] | Storage Segment [Member]
Revenue, Net	0	0
Storage Service [Member] | Storage Segment [Member]
Revenue, Net	$ 7,069	$ 5,538